SUPPLEMENT DATED DECEMBER 18, 2013
TO
PROSPECTUS DATED MAY 1, 2006
FOR FUTURITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

Effective January 31, 2014, the Western Asset Variable Strategic Bond Portfolio is closed to premium and transfer allocations.

Please retain this supplement with your prospectus for future reference.

Futurity 12/13